Member's Deficit - Schedule of Convertible Preferred Units (Details) - EVOLUTION METALS LLC [Member] - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Feb. 29, 2024
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units	7,050,000	35,230,022	3,500,000	1,000,000
Gross proceeds	$ 7,050,000	$ 35,230,022
March 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		1,100,003
Gross proceeds		$ 1,100,003
April 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		864,655
Gross proceeds		$ 864,655
May 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		1,265,347
Gross proceeds		$ 1,265,347
June 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		2,500,000
Gross proceeds		$ 2,500,000
July 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		19,500,017
Gross proceeds		$ 19,500,017
August 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		100,000
Gross proceeds		$ 100,000
October 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		5,700,000
Gross proceeds		$ 5,700,000
November 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		500,000
Gross proceeds		$ 500,000
December 2024 [Member]
Schedule of Convertible Preferred Units [Line Items]
Convertible preferred units		3,700,000
Gross proceeds		$ 3,700,000